o BT INSTITUTIONAL FUNDS o


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                                  INSTITUTIONAL
                               LIQUID ASSETS FUND


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                           A N N U A L     R E P O R T
                           ---------------------------
                           D E C E M B E R  o  1 9 9 7

Institutional Liquid Assets Fund

Table of Contents

            LETTER TO SHAREHOLDERS...................... 3

            INSTITUTIONAL LIQUID ASSETS FUND
               Statement of Assets and Liabilities...... 4
               Statement of Operations.................. 4
               Statement of Changes in Net Assets....... 5
               Financial Highlights..................... 6
               Notes to Financial Statements............ 7
               Report of Independent Accountants........ 8

            LIQUID ASSETS PORTFOLIO
               Schedule of Portfolio Investments........ 9
               Statement of Assets and Liabilities......14
               Statement of Operations..................14
               Statement of Changes in Net Assets       15
               Financial Highlights.....................15
               Notes to Financial Statements............16
               Report of Independent Accountants........17

Institutional Liquid Assets Fund

Letter to Shareholders

By staying disciplined to the purchase of high quality instruments and actively adjusting duration and sector allocation as market conditions changed, the manager of the Institutional Liquid Assets Fund (the "Fund") was able to produce competitive yields. In fact, the Fund's annualized 7-day effective yield of 5.72% as of December 31, 1997 was higher than the 5.56% yield of the IBC First Tier-Institutional Only Money Funds average.* The 7-day current net yield was 5.58% for the Fund as of December 31, 1997.

MARKET ACTIVITY
For virtually the entire year, the pace of economic growth remained above-trend and inflation was low. Unemployment continued to fall, putting pressure on labor costs, but productivity improvement was strong enough to more than offset the rising costs. Against this exceptional backdrop, the money markets were rather quiet, with yields remaining relatively stable and the money market yield curve reasonably flat.
--------------------------------------------------------------------------------
                                    Objective
Seeks high level of current income to the extent consistent with liquidity and preservation of capital.
--------------------------------------------------------------------------------
The only real interruption to this stability was early in the year. A rapidly growing economy in the first quarter, supported by strong consumer spending and home building, prompted the Federal Reserve Board to increase the Fed Funds rate from 5.25% to 5.50% on March 25, 1997--the first increase in over two years. Following this, inflationary pressures did not increase, signs pointed to a slowing economy, and the Federal Reserve Board remained on hold throughout the rest of the year. A high level of consumer confidence, strong employment gains and rising incomes further helped support the low price volatility within the money markets. Developments in the Far East overshadowed the ongoing favorable performance of the U.S. economy during the fourth quarter. However, to date, there has been little evidence of any meaningful impact of the turmoil abroad on domestic activity.
--------------------------------------------------------------------------------
                             Investment Instruments
Bank obligations, commercial paper, U.S. treasury obligations and repurchase agreements.
--------------------------------------------------------------------------------

INVESTMENT REVIEW
We held a somewhat defensive, shorter-than-benchmark average maturity position for the Fund throughout the first quarter of 1997, in anticipation of the late March rate hike. Once the Federal Reserve Board raised rates and economic growth waned, we moved to a more neutral stance in the portfolio. We then maintained a neutral to shorter-than-benchmark maturity throughout most of the rest of the year, as the Federal Reserve Board was seemingly on hold, and we saw no benefit in extending maturity along a flat yield curve. We did extend slightly at the end of the year to take advantage of the higher year-end rates generated by the financial turmoil in Asia. This duration strategy, along with a focus on adding value through what we call "spread product," e.g. floating rate notes, proved to be effective in producing highly competitive Fund returns.


                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS

                     By Asset Type as of December 31, 1997
                    (percentages are based on market value)


                [PIE CHART APPEARS HERE--SEE PERCENTAGES BELOW]

                     Medium Term Notes ................  1%
                     Repurchase Agreements ............  1%
                     Certificates of Deposit ..........  1%
                     Floating Rate Notes .............. 10%
                     Eurodollar Certifcates of Deposit. 14%
                     Yankee Certificates of Deposit ... 15%
                     Eurodollar Time Deposits ......... 22%
                     Commercial Paper ................. 36%


MANAGER OUTLOOK
As we enter 1998, the underlying fundamentals impacting the consumer--a tight labor market, low inflation, low interest rates and strong economic growth--are similar to those of most of 1997. Current data also supports the notion that the Federal Reserve Board is on hold. However, the Asian crisis still looms, as the delayed effect of the retrenchment in the region may still filter into the U.S. Given this scenario, we expect the money market yield curve to remain flat. Seeing no reason to extend at this time, we intend to maintain a short-to-neutral average maturity for the near term.
--------------------------------------------------------------------------------
                           Status at December 31, 1997
                        Seven day effective yield: 5.72%
                            Average maturity: 43 days
                          Net Assets: $3,316.8 million
--------------------------------------------------------------------------------
We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the BT Institutional Liquid Assets Fund, and we look forward to continuing to serve your investment needs for many years ahead.


                              /s/ Darlene M. Rasel
                              --------------------
                                Darlene M. Rasel
                            Portfolio Manager of the
                             Liquid Assets Portfolio
                                December 31, 1997

----------
* Past performance is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Institutional Liquid Assets Fund

Statement of Assets and Liabilities December 31, 1997

ASSETS
   Investment in Liquid Assets Portfolio, at Value .....................................   $3,331,359,518
   Deferred Organizational Expenses ....................................................            5,880
   Prepaid Expenses ....................................................................            1,141
                                                                                           --------------
Total Assets ...........................................................................    3,331,366,539
                                                                                           --------------
LIABILITIES
   Due to Bankers Trust ................................................................          128,925
   Dividends Payable ...................................................................       14,385,791
   Accrued Expenses ....................................................................           37,141
                                                                                           --------------
Total Liabilities ......................................................................       14,551,857
                                                                                           --------------
NET ASSETS .............................................................................   $3,316,814,682
                                                                                           ==============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial
  interest authorized) .................................................................    3,316,767,939
                                                                                           ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares
  outstanding) .........................................................................   $         1.00
                                                                                           ==============
COMPOSITION OF NET ASSETS
   Paid-in Capital .....................................................................   $3,316,767,939
   Undistributed Net Realized Gain from Investment Transactions ........................           46,743
                                                                                           --------------
NET ASSETS, DECEMBER 31, 1997 ..........................................................   $3,316,814,682
                                                                                           ==============


Statement of Operations For the year ended December 31, 1997

INVESTMENT INCOME
   Income Allocated from Liquid Assets Portfolio, net   $ 132,984,263
                                                        -------------
EXPENSES
   Administration and Services Fees .................       1,202,275
   Registration Fees ................................          13,719
   Miscellaneous ....................................          12,932
   Printing and Shareholder Reports .................          12,500
   Professional Fees ................................           9,495
   Insurance ........................................           9,149
   Trustees Fees ....................................           8,140
   Amortization of Organizational Expenses ..........           1,997
                                                        -------------
   Total Expenses ...................................       1,270,207
   Less:  Expenses Absorbed by Bankers Trust ........         (67,932)
                                                        -------------
      Net Expenses ..................................       1,202,275
                                                        -------------
NET INVESTMENT INCOME ...............................     131,781,988
                                                        -------------
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS ......         (11,644)
                                                        -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........   $ 131,770,344
                                                        =============


                   See Notes to Financial Statements on Page 7

Institutional Liquid Assets Fund

Statement of Changes in Net Assets

                                                                                 For the            For the
                                                                               year ended          year ended
                                                                            December 31, 1997   December 31, 1996
                                                                            -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...................................................   $   131,781,988    $    98,808,817
   Net Realized Gain (Loss) from Investment Transactions ...................           (11,644)            41,704
                                                                               ---------------    ---------------
Net Increase in Net Assets from Operations .................................       131,770,344         98,850,521
                                                                               ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...................................................      (131,781,988)       (98,808,817)
                                                                               ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (at Net Asset Value of
  $1.00 per share)
   Proceeds from Sales of Shares ...........................................     6,124,315,086      4,756,221,475
   Cost of Shares Redeemed .................................................    (4,750,512,402)    (4,290,640,665)
                                                                               ---------------    ---------------
Net Increase from Capital Transactions in Shares of Beneficial Interest ....     1,373,802,684        465,580,810
                                                                               ---------------    ---------------
TOTAL INCREASE IN NET ASSETS ...............................................     1,373,791,040        465,622,514
NET ASSETS
Beginning of Year ..........................................................     1,943,023,642      1,477,401,128
                                                                               ---------------    ---------------
End of Year ................................................................   $ 3,316,814,682    $ 1,943,023,642
                                                                               ===============    ===============


                   See Notes to Financial Statements on Page 7

Institutional Liquid Assets Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Liquid Assets Fund.


                                                                                                 For the period
                                                                                                December 11, 1995
                                                             For the             For the        (Commencement of
                                                           year ended          year ended        Operations) to
                                                        December 31, 1997   December 31, 1996   December 31, 1995
                                                        -----------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...................   $        1.00     $           1.00    $           1.00
                                                           -------------        -------------       -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ...............................            0.05                 0.05                0.00+
   Net Realized Gain (Loss) from Investment Transactions           (0.00)+               0.00+               0.00+
                                                           -------------        -------------       -------------
Total from Investment Operations .......................            0.05                 0.05                0.00+
                                                           -------------        -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...............................           (0.05)               (0.05)              (0.00)+
                                                           -------------        -------------       -------------
NET ASSET VALUE, END OF PERIOD .........................   $        1.00        $        1.00       $        1.00
                                                           =============        =============       =============
TOTAL INVESTMENT RETURN ................................            5.63%                5.45%               5.88%*
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ............   $   3,316,815        $   1,943,024       $   1,477,401
   Ratios to Average Net Assets:
      Net Investment Income ............................            5.48%                5.32%               5.50%*
      Expenses, Including Expenses of the Liquid
        Assets Portfolio ...............................            0.16%                0.04%               0.01%*
      Decrease Reflected in Above Expense Ratio
        Due to Absorption of Expenses by Bankers Trust .            0.09%                0.22%               0.97%*


----------
*  Annualized.
+  Less than $0.01 per share.

                   See Notes to Financial Statements on Page 7

Institutional Liquid Assets Fund

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies
A.  Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Liquid Assets Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 11, 1995. The Fund invests substantially all of its assets in the Liquid Assets Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1997, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Organizational Expenses
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D.  Dividends
It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

E.  Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

F.  Other
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the year ended December 31, 1997, this fee aggregated $1,202,275.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1997, there were no reimbursable expenses incurred under this agreement. The Fund does not intend to charge 12b-1 fees in the future.

From January 1, 1996 to September 26, 1996, Bankers Trust had voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.00 of 1% of the daily net assets of the Fund, excluding expenses of the Portfolio and 0.00 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.05 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 0.16 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1997, expenses of the Fund have been reduced by $67,932.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Note 3--Capital Loss Carryforward
At December 31, 1997, accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains aggregated $11,644, which will expire in 2005.

Institutional Liquid Assets Fund

Report of Independent Accountants

To the Trustees of BT Institutional Funds and Shareholders of the Institutional Liquid Assets Fund:

We have audited the accompanying statement of assets and liabilities of the Institutional Liquid Assets Fund (one of the Funds comprising BT Institutional Funds) as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended December 31, 1997 and for the period December 11, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Liquid Assets Fund as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

Liquid Assets Portfolio

Schedule of Portfolio Investments December 31, 1997

Principal
 Amount               Description                Value
 ------               -----------                -----
              CERTIFICATE OF DEPOSIT - 0.90%
$ 30,000,000  J.P. Morgan, 5.80%, 6/22/98
 (Amortized Cost $30,000,000)             $  30,000,000
                                          -------------

              COMMERCIAL PAPER - 35.00%*
              Asset Securitization Cooperative Corp.:
 18,000,000    5.62%, 1/15/98                17,960,660
 10,000,000    5.72%, 1/28/98                 9,957,100
 25,000,000    5.61%, 1/29/98                24,890,917
  8,000,000    5.88%, 1/29/98                 7,963,413
 20,000,000    5.74%, 2/13/98                19,862,878
 18,000,000    5.705%, 2/25/98               17,843,113
 10,000,000    5.69%, 2/26/98                 9,911,489

 10,000,000   Alcatel Alsthom,
               6.10%, 1/06/98                 9,991,528

              Abbey National Bank:
 20,000,000    5.495%, 3/31/98               19,728,303
 10,000,000    5.55%, 4/27/98                 9,821,167

 20,000,000   Australian Wheat Board,
               5.72%, 3/04/98                19,802,978

 13,000,000   BBL North America,
               5.75%, 3/10/98                12,858,806

              BTR Dunlop:
 23,000,000    5.71%, 1/30/98                22,894,206
  5,000,000    5.52%, 2/03/98                 4,974,700
  5,000,000    5.69%, 2/17/98                 4,962,857
 20,000,000    5.68%, 2/26/98                19,823,289

 10,000,000   Bank of Austria,
               5.72%, 3/17/98                 9,880,833

              Bank of Nova Scotia:
 10,000,000    5.667%, 2/17/98                9,926,014
 15,000,000    5.727%, 3/02/98               14,856,825

 11,381,000   Bayer Corp.,
               5.78%, 2/18/98                11,293,290

 13,000,000   Cafco,
               5.75%, 2/13/98                12,910,715

 17,000,000   Caisse Des Depot,
               5.71%, 1/16/98                16,959,554

Principal
 Amount               Description                Value
 ------               -----------                -----
              Caterpillar Financial:
$ 8,000,000    5.52%, 1/21/98              $  7,975,467
 15,000,000    5.52%, 4/29/98                14,728,600

 18,000,000   Commonwealth Bank of Australia,
               5.54%, 4/30/98                17,670,370

 10,000,000   Credit Suisse,
               5.72%, 3/12/98                 9,888,778

              Daimler Benz North American:
 20,425,000    5.51%, 1/20/98                20,365,603
 15,000,000    5.72%, 3/24/98                14,804,567

              Delaware Funding Corp.:
 10,575,000    5.88%, 1/07/98                10,564,636
 20,000,000    5.52%, 1/12/98                19,966,267
  8,000,000    5.95%, 1/16/98                 7,980,167
  5,264,000    5.72%, 1/28/98                 5,241,417

              Ford Motor Credit:
 40,000,000    5.52%, 1/09/98                39,950,933
 25,000,000    5.60%, 1/16/98                24,941,667

 22,500,000   Generale Bank,
               5.65%, 4/01/98                22,182,187

              General Electric Capital Corporation:
 10,000,000    5.57%, 1/23/98                 9,965,961
  8,000,000    5.54%, 1/30/98                 7,964,298
 20,000,000    5.70%, 2/18/98                19,848,000
 10,000,000    5.73%, 2/27/98                 9,909,275
 23,000,000    5.71%, 4/17/98                22,613,306

              Goldman Sachs:
 38,000,000    5.85%, 1/30/98                37,820,925
 17,000,000    5.72%, 3/16/98                16,800,118

 10,000,000   Grand Metropolitan,
               5.60%, 1/20/98                 9,970,444

  2,671,000   H.J. Heinz,
               5.64%, 6/22/98                 2,599,025

              Hitachi America Ltd.:
  1,500,000    5.56%, 1/16/98                 1,496,525
 10,000,000    5.57%, 4/10/98                 9,846,825

  9,000,000   Kreditbank,
               5.53%, 1/22/98                 8,970,967

                  See Notes to Financial Statements on Page 16

Liquid Assets Portfolio

Schedule of Portfolio Investments December 31, 1997

Principal
 Amount               Description                Value
 ------               -----------                -----
              MCI Communications Corp.:
$ 6,000,000    5.55%, 1/15/98              $  5,987,050
  5,000,000    5.54%, 1/23/98                 4,983,072

              Morgan Stanley Group, Inc.:
  8,500,000    5.90%, 1/28/98                 8,462,387
 23,000,000    5.75%, 2/18/98                22,823,667
 25,000,000    5.70%, 2/23/98                24,790,208

 12,000,000   Manitoba Hydro Electric,
               5.68%, 4/16/98                11,801,200

              Merrill Lynch & Co.:
  8,000,000    5.52%, 1/15/98                 7,982,827
 20,000,000    5.57%, 1/16/98                19,953,583
 15,000,000    5.62%, 2/06/98                14,915,700
 12,000,000    5.71%, 2/25/98                11,895,317
 23,000,000    5.75%, 3/13/98                22,739,174
 10,000,000    5.57%, 5/05/98                 9,808,144

 48,000,000   Motorola Co.,
               5.65%, 2/04/98                47,743,867

 10,000,000   National Australia,
               5.71%, 1/21/98                 9,968,278

  9,000,000   National Rural Utility,
               5.692%, 4/21/98                8,843,470

 18,000,000   Norwest,
               5.72%, 2/27/98                17,836,980

  4,000,000   Pacific Dunlop,
               6.15%, 1/07/98                 3,995,900

 24,000,000   Province of Quebec,
               5.57%, 3/05/98                23,766,060

              Rabobank:
 10,000,000    5.56%, 1/29/98                 9,956,756
  9,000,000    5.54%, 4/30/98                 8,835,185

              Receivables Capital Corporation:
 10,000,000    5.92%, 1/05/98                 9,993,422
 10,000,000    5.98%, 1/23/98                 9,963,456
 10,000,000    5.795%, 2/06/98                9,942,050
 10,000,000    5.79%, 2/10/98                 9,935,667
  5,000,000    5.74%, 2/18/98                 4,961,733
 20,000,000    5.76%, 2/20/98                19,840,000
 35,000,000    5.77%, 2/20/98                34,719,514
 10,000,000    5.813%, 2/25/98                9,911,190

 12,000,000   Riverwoods Funding,
               5.55%, 1/14/98                11,975,950

Principal
 Amount               Description                Value
 ------               -----------                -----
$ 10,000,000  Schering Plough Corp.,
               5.70%, 4/21/98              $  9,825,833

              Sony Capital Corp.:
 10,000,000    5.88%, 1/30/98                 9,952,633
 10,000,000    5.85%, 2/04/98                 9,944,750
 15,000,000    5.90%, 2/12/98                14,896,750
  5,000,000    5.93%, 2/23/98                 4,956,349

 15,000,000   Westpac Capital Corp.,
               5.73%, 3/09/98                14,840,038
                                          -------------

Total Commercial Paper
 (Amortized Cost $1,165,889,123)          1,165,889,123
                                          -------------


              COMMERCIAL PAPER (INTEREST
              BEARING) - 1.05%
 35,000,000   General Electric Co.,
               6.002%, 1/02/98
 (Amortized Cost $35,000,000)                35,000,000
                                          -------------


              EURODOLLAR CERTIFICATES
OF DEPOSIT - 14.56%
 22,000,000   ABN Amro Bank,
               5.88%, 1/09/98                21,999,898

              Abbey National:
 10,000,000    5.76%, 2/17/98                10,000,000
 32,000,000    5.77%, 2/27/98                31,996,924

 20,000,000   Australia and New Zealand Bank,
               5.75%, 2/17/98                20,000,392

              Banco Bilbao Vizcaya:
 10,000,000    5.80%, 1/14/98                10,000,094
  7,000,000    5.65%, 1/20/98                 7,000,036
 35,000,000    5.80%, 2/17/98                35,001,351
 20,000,000    5.77%, 2/18/98                20,000,526
 10,000,000    5.81%, 3/16/98                10,000,203

 25,000,000   Bank of Austria,
               5.781%, 8/27/98               25,000,000

 15,000,000   Bank of Tokyo-Mitsubishi,
               5.80%, 1/26/98                15,000,027

 29,000,000   Banque National Paris,
               5.82%, 3/05/98                29,000,500

                  See Notes to Financial Statements on Page 16

Liquid Assets Portfolio

Schedule of Portfolio Investments December 31, 1997

Principal
 Amount               Description                Value
 ------               -----------                -----
              Bayerische Hypotheka:
$ 3,000,000    5.76%, 2/09/98              $  3,000,137
 13,000,000    5.75%, 3/16/98                13,001,228

 10,000,000   Bayerische Landesbank,
               5.66%, 1/29/98                 9,998,251

              Creditanstalt Bankverein:
 25,000,000    5.67%, 1/05/98                25,000,028
 11,000,000    5.64%, 1/07/98                11,000,072
 50,000,000    5.66%, 1/07/98                50,000,362

              International Nederlander Funding:
  8,000,000    5.64%, 1/14/98                 7,999,972
 25,000,000    5.65%, 1/16/98                25,000,051
 20,000,000    5.78%, 1/20/98                20,000,104

 29,000,000   J.P. Morgan,
               5.80%, 6/17/98                29,010,567

 10,000,000   National Australia Bank,
               5.75%, 1/07/98                10,000,043

 20,000,000   Rabobank,
               5.675%, 2/12/98               19,997,812

              Svenska Handelsbanke:
 16,000,000    5.73%, 3/02/98                15,999,668
 10,000,000    5.82%, 3/17/98                 9,999,903
                                           ------------

Total Eurodollar Certificates of Deposit
 (Amortized Cost  $485,008,149)             485,008,149
                                           ------------

              EURODOLLAR TIME DEPOSITS - 21.77%
 25,000,000   ABN Amro,
               5.70%, 1/29/98                25,000,000

 50,000,000   Bank of Nova Scotia,
               7.00%, 1/02/98                50,000,000

100,000,000   Bank of Montreal,
               5.25%, 1/02/98               100,000,000

              Bank of Tokyo-Mitsubishi:
 15,000,000    5.75%, 1/05/98                15,000,000
 10,000,000    5.75%, 1/16/98                10,000,000

 25,000,000   Banque Nationale de Paris,
               5.70%, 1/02/98                25,000,000

 40,000,000   Canadian Imperial,
               6.75%, 1/02/98                40,000,000



Principal
 Amount               Description                Value
 ------               -----------                -----
$30,000,000   Credit Anstaldt,
               5.84%, 3/04/98              $ 30,000,000

 25,000,000   Den Danske,
               5.73%, 1/27/98                25,000,000

 25,000,000   Generale Bank,
               5.781%, 3/27/98               25,000,000

 25,000,000   International Nederlander Funding,
               5.71%, 1/30/98                25,000,000

 70,000,000   National City Cleveland,
               4.50%, 1/02/98                70,000,000

100,000,000   Mellon Bank,
               6.125%, 1/02/98              100,000,000

160,273,578   Suntrust Bank,
               4.50%, 1/02/98               160,273,578

 25,000,000   Svenska Handelsbanke,
               5.687%, 1/30/98               25,000,000
                                            -----------

Total Eurodollar Time Deposits
 (Amortized Cost $725,273,578)              725,273,578
                                            -----------

              FLOATING RATE NOTES - 9.75%
              American Express Centurion Bank:
               Monthly Variable Rate,
 20,000,000    5.97%, 3/06/98                20,000,000
 10,000,000    5.97%, 5/12/98                10,000,000
 20,000,000    5.928%, 9/25/98               20,000,000

              Associates Corp.:
 20,000,000    Daily Variable Rate,
               5.55%, 1/04/99                19,990,237

              Bear Stearns Co.:
  1,000,000    Quarterly Variable Rate,
               6.045%, 2/17/98                1,000,106
  8,000,000    Monthly Variable Rate,
               6.118%, 4/28/98                8,004,019

              Chase Manhattan:
  5,000,000    Quarterly Variable Rate,
               5.877%, 11/10/98               5,007,561

              Corestates Bank:
 20,000,000    Monthly Variable Rate,
               5.96%, 2/02/98                20,000,000

                  See Notes to Financial Statements on Page 16

Liquid Assets Portfolio

Schedule of Portfolio Investments December 31, 1997

Principal
 Amount               Description                Value
 ------               -----------                -----
              General Electric Capital Corporation:
               Quarterly Variable Rate,
$10,000,000    5.648%, 1/05/98            $  10,000,000
 15,000,000    5.82%, 1/23/98                15,000,000
 20,000,000    5.673%, 4/13/98               20,000,000

              Mellon Bank:
               Quarterly Variable Rate,
 40,000,000    5.846%, 6/16/98               40,003,863
 10,000,000    5.795%, 11/17/98              10,000,000

              Merrill Lynch & Co.:
 25,000,000    Quarterly Variable Rate,
               5.68%, 2/06/98                24,999,520

              Morgan Stanley:
 20,000,000    Monthly Variable Rate,
               5.96%, 1/30/98                20,000,000
 20,000,000    Quarterly Variable Rate,
               5.825%, 5/18/98               20,000,000

              National City Cleveland:
 10,000,000    Monthly Variable Rate,
               5.85%, 2/18/98                 9,999,047

              PNC Bank Corp.:
               Monthly Variable Rate,
 15,000,000    5.868%, 5/27/98               14,996,498
 20,000,000    5.854%, 6/16/98               19,993,823

              Sallie Mae:
  1,000,000    Weekly Variable Rate,
               5.619%, 8/20/98                  999,672

              Societe Generale:
 15,000,000    Daily Variable Rate,
               6.17%, 6/11/98                14,997,902
                                            -----------

Total Floating Rate Notes
     (Amortized Cost $324,992,248)          324,992,248
                                            -----------


              MEDIUM TERM NOTES - 0.60%
 15,000,000   Bank of Scotland, 144A
               5.618%, 9/22/98               14,995,798

  5,000,000   MCI Communications Corp.,
               6.17%, 2/23/98                 5,002,137
                                           ------------

Principal
 Amount               Description                Value
 ------               -----------                -----
Total Medium Term Notes
 (Amortized Cost $19,997,935)              $ 19,997,935
                                           ------------

              REPURCHASE AGREEMENTS - 0.75%
$25,000,000   Tri-Party Repurchase
               Agreement with
               Goldman Sachs,
               Dated 12/31/97, 6.80%,
               Principal & Interest in the
               amount of $25,009,444
               Due 1/02/98 (Collateralized
               by FGLMC, Par
               Value of $26,034,790,
               Coupon rate of 7.00%,
               Due from 11/01/26
               to 12/01/27, Value of
               $25,500,000)
 (Amortized Cost $25,000,000)                25,000,000
                                            -----------

              YANKEE CERTIFICATES OF DEPOSIT - 15.10%
  3,000,000   ABN Amro Bank,
               5.68%, 2/02/98                 3,000,043

 25,000,000   Bank of Scotland,
               5.77%, 2/23/98                25,000,000

 35,000,000   Bank of Tokyo - Mitsubishi,
               6.23%, 4/02/98                35,000,000

              Banque National de Paris:
  9,000,000    5.65%, 1/16/98                 9,000,083
 10,000,000    5.84%, 6/04/98                10,001,234
 10,000,000    5.82%, 6/15/98                10,001,336

 20,000,000   Banque Paribas,
               5.95%, 12/07/98               20,000,000

 35,000,000   Bayerische Hypotheka,
               5.77%, 2/20/98                35,000,000

              Commerz Bank:
 30,000,000    5.59%, 1/07/98                30,000,000
 11,000,000    5.63%, 1/14/98                11,000,000

              National Westminster:
 18,000,000    5.68%, 3/02/98                17,997,733
 25,000,000    5.69%, 1/23/98                25,000,000

              Rabobank:
 15,000,000    5.97%, 3/20/98                14,995,873
  3,000,000    6.07%, 3/26/98                 3,001,334

                  See Notes to Financial Statements on Page 16

Liquid Assets Portfolio

Schedule of Portfolio Investments December 31, 1997

Principal
 Amount               Description                Value
 ------               -----------                -----
              Sanwa Bank:
$13,000,000    5.755%, 1/22/98           $   13,000,037
 10,000,000    5.76%, 1/22/98                10,000,058

              Societe Generale:
 21,000,000    5.73%, 1/07/98                21,000,009
 15,000,000    5.78%, 2/27/98                15,000,000
 35,000,000    5.80%, 3/09/98                35,000,000
 10,000,000    5.97%, 3/18/98                10,002,866
 20,000,000    6.10%, 3/26/98                20,001,398
 25,000,000    5.81%, 6/16/98                25,001,120

              Swiss Bank Corp.:
 50,000,000    5.64%, 1/14/98                50,000,000
 30,000,000    5.76%, 2/25/98                30,000,000
  5,000,000    5.98%, 3/19/98                 5,001,395


Principal
 Amount               Description                Value
 ------               -----------                -----
$20,000,000   West Deutsche Landesbank,
               5.67%, 2/06/98             $  20,000,000

Total Yankee Certificates of Deposit
 (Amortized Cost $503,004,519)              503,004,519
                                          -------------

Total Investments
(Amortized Cost $3,314,165,552)  99.48%  $3,314,165,552
 Other Assets Less Liabilities    0.52%      17,194,130
                                -------  --------------
Net Assets                      100.00%  $3,331,359,682
                                =======  ==============


----------
*  Interest rates represent discount rates at the time of purchase.

                  See Notes to Financial Statements on Page 16

Liquid Assets Portfolio

Statement of Assets and Liabilities December 31, 1997

ASSETS
   Investments, at Value ...............................          $3,314,165,552
   Cash ................................................              65,134,421
   Interest Receivable .................................              16,453,356
                                                                  --------------
Total Assets ...........................................           3,395,753,329
                                                                  --------------
LIABILITIES
   Payable for Securities Purchased ....................              64,099,339
   Due to Bankers Trust ................................                 278,701
   Accrued Expenses and Other ..........................                  15,607
                                                                  --------------
Total Liabilities ......................................              64,393,647
                                                                  --------------
NET ASSETS .............................................          $3,331,359,682
                                                                  ==============
COMPOSITION OF NET ASSETS
   Paid-in Capital .....................................          $3,331,359,682
                                                                  --------------
NET ASSETS, DECEMBER 31, 1997 ..........................          $3,331,359,682
                                                                  ==============



Statement of Operations For the year ended December 31, 1997

INVESTMENT INCOME
   Interest ...............................................       $ 135,636,393
                                                                  -------------
EXPENSES
   Advisory Fees ..........................................           3,616,531
   Administration and Services Fees .......................           1,205,510
   Professional Fees ......................................              24,965
   Insurance ..............................................               9,177
   Miscellaneous ..........................................               2,050
   Trustees Fees ..........................................               2,036
                                                                  -------------
   Total Expenses .........................................           4,860,269
   Less:  Expenses Absorbed by Bankers Trust ..............          (2,208,146)
                                                                  -------------
      Net Expenses ........................................           2,652,123
                                                                  -------------
NET INVESTMENT INCOME .....................................         132,984,270
NET REALIZED LOSS FROM INVESTMENT TRANSACTIOns ............             (11,644)
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................       $ 132,972,626
                                                                  =============


                  See Notes to Financial Statements on Page 16

Liquid Assets Portfolio

Statement of Changes in Net Assets

                                                              For the             For the
                                                            year ended          year ended
                                                         December 31, 1997   December 31, 1996
                                                         -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...............................   $   132,984,270    $    99,083,413
   Net Realized Gain (Loss) from Investment Transactions           (11,644)            41,704
                                                           ---------------    ---------------
Net Increase in Net Assets from Operations .............       132,972,626         99,125,117
                                                           ---------------    ---------------
Capital Transactions
   Proceeds from Capital Invested ......................     5,800,519,569      4,756,221,475
   Value of Capital Withdrawn ..........................    (4,554,217,994)    (4,384,850,139)
                                                           ---------------    ---------------
Net Increase in Net Assets from Capital Transactions ...     1,246,301,575        371,371,336
                                                           ---------------    ---------------
Total Increase in Net Assets ...........................     1,379,274,201        470,496,453
Net Assets
Beginning of Year ......................................     1,952,085,481      1,481,589,028
                                                           ---------------    ---------------
End of Year ............................................   $ 3,331,359,682    $ 1,952,085,481
                                                           ===============    ===============


Financial Highlights


Contained below are selected ratios and supplemental data for each of the periods indicated for the Liquid Assets Portfolio.

                                                                                                  For the period
                                                                                                   June 7, 1993
                                                                                                 (Commencement of
                                                           For the years ended                     Operations to
                                                               December 31,                      December 31, 1993)
                                              -----------------------------------------------    ------------------
                                                  1997         1996          1995+       1994          1993
                                                  ----         ----          -----       ----          ----
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted)   $ 3,331,360  $ 1,952,085  $ 1,481,589    $ 13,404      $ 8,137
   Ratios to Average Net Assets:
      Net Investment Income                          5.52%        5.32%        7.28%*      4.28%        3.12%*
      Expenses                                       0.11%        0.03%        0.01%*      0.10%        0.10%*
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust                                0.09%        0.17%        0.28%*      0.30%        0.57%*


----------
*  Annualized.
+ For the periods January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995 (see Note 1A).


                  See Notes to Financial Statements on Page 16

Liquid Assets Portfolio

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies
A.  Organization
The Liquid Assets Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio commenced operations on June 7, 1993, as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

On September 15, 1995, the Portfolio temporarily suspended its operations due to a withdrawal of investments by BT Investment Liquid Assets Fund. On December 11, 1995, the Portfolio resumed its operations as a result of an investment made by the Institutional Liquid Assets Fund.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance to Rule 2a-7 of the Investment Company Act of 1940 and represents fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $1,205,510.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31,1997, this fee aggregated $3,616,531.

From January 1, 1996 to September 26, 1996, Bankers Trust had voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.00 of 1% of the daily net assets of the Fund, excluding expenses of the Portfolio and 0.00 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
0.11 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $2,208,146.

Certain officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc., distributor of BT Institutional Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

Liquid Assets Portfolio

Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of BT
Institutional Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Liquid Assets Portfolio (one of the Portfolios comprising BT Institutional Portfolios) as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period June 7, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

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



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


BT INSTITUTIONAL FUNDS
INSTITUTIONAL LIQUID ASSETS FUND






Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022

                              --------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                              --------------------

                                                                Cusip #055924864
                                                                STA492200 (2/98)